Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other current assets [text block] [Abstract]
Schedule of other current assets
	December 31
	2020	2019
	USD in thousands

Government Institutions	176	109
Prepaid expenses	256	76
Advances to suppliers	159	51
Other	205	85
	796	321